Securities (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Amortized Cost
Due in one year or less	$ 135,582	$ 125,804
Due after one year through five years	117,222	115,950
Due after five years through ten years	85,407	70,173
Due after ten years	724,434	727,671
Total	1,062,645	1,039,598
Total amortized cost	1,238,380	1,224,727
Fair Value
Due in one year or less	135,741	125,881
Due after one year through five years	126,696	125,245
Due after five years through ten years	86,616	70,280
Due after ten years	683,063	666,206
Total	1,032,116	987,612
Fair Value	1,205,180	1,168,920
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	57,781	59,936
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	58,545	60,087
Collateralized mortgage obligations
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	117,336	124,502
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	113,832	120,461
Commercial mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	618	691
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	$ 687	$ 760